Income Taxes - Schedule of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current income tax (benefit) provision
Federal	$ (113)	$ (70)	$ (70)
State	1,086	542	1,277
Foreign	13	31	24
Total current income tax provision	986	503	1,231
Deferred income tax provision (benefit):
Federal	27,852	37,873	11,429
State	(3,834)	1,106	768
Total deferred income tax provision	24,018	38,979	12,197
Total income tax provision	$ 25,004	$ 39,482	$ 13,428